UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: International Equity Fund
(Institutional Class and Class L)
Semi-Annual Report
October 31, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 31, 2018
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	20.36%
Financial	19.22
Consumer, Cyclical	15.94
Basic Materials	9.77
Industrial	9.61
Communications	8.30
Energy	7.97
Technology	5.43
Utilities	1.83
Exchange Traded Funds	1.40
Diversified	0.17
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 25, 2018 to October 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/25/18)	(10/31/18)	(06/25/18–10/31/18)
Institutional Class
Actual	$1,000.00	$ 926.00	$2.21 *
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.31 *
Class L
Actual	$1,000.00	$ 941.00	$1.73 **
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36 **
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares multiplied by the average account value over the period, multiplied by 129/365 days to reflect the share class's inception date of June 25, 2018 through October 31, 2018.
** Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Class L shares multiplied by the average account value over the period, multiplied by 52/365 days to reflect the share class's inception date of September 10, 2018 through October 31, 2018.
Performance does not include any fees or expenses of IRA or your financial professional brokerage commissions, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.24%
8,600	Anglo American PLC	$ 183,531
1,500	Arkema SA	157,370
3,100	BASF SE(a)	237,888
12,800	BlueScope Steel Ltd	131,208
5,500	Boliden AB	125,602
2,800	Covestro AG(b)	180,568
2,100	Dowa Holdings Co Ltd	61,117
4,100	Evonik Industries AG	126,836
5,800	JFE Holdings Inc	108,991
3,100	Kaneka Corp	129,567
45,000	Kingboard Holdings Ltd	120,880
4,000	Koninklijke DSM NV	349,233
8,300	Mitsubishi Chemical Holdings Corp	64,702
7,100	Mitsubishi Gas Chemical Co Inc	119,182
8,000	Mitsui Chemicals Inc	179,393
3,700	Rio Tinto Ltd	201,326
39,400	St Barbara Ltd	116,308
28,100	Sumitomo Chemical Co Ltd	140,764
5,500	Symrise AG	460,717
8,100	Teijin Ltd	140,427
7,000	Umicore SA	329,509
3,800	UPM-Kymmene OYJ	122,165
		3,787,284
Communications — 4.45%
52,200	BT Group PLC	159,804
7,000	CyberAgent Inc(a)	297,872
50,000	Just Eat PLC(a)	387,746
15,400	KDDI Corp	372,678
1,500	MercadoLibre Inc	486,750
8,600	Nippon Telegraph & Telephone Corp	354,652
15,500	Orange SA	241,928
2,500	Shopify Inc Class A(a)	345,375
14,000	Telefonica SA	114,842
19,000	ZOZO Inc	455,887
		3,217,534
Consumer, Cyclical — 8.09%
3,000	Aisin Seiki Co Ltd	117,334
4,000	Aptiv PLC	307,200
500	Autoneum Holding AG	96,641
22,500	Barratt Developments PLC	147,519
1,600	Bayerische Motoren Werke AG	137,777
2,900	Bellway PLC	106,328
120,000	boohoo Group PLC(a)	324,703
1,200	Cie Generale des Etablissements Michelin SCA	122,849
3,700	Daimler AG	219,174
1,300	Daiwabo Holdings Co Ltd(a)	76,698
4,900	Deutsche Lufthansa AG	98,358
49,600	Dixons Carphone PLC	107,205
15,000	Dollarama Inc	414,866
5,400	Electrolux AB Class B	112,211
2,400	Faurecia SA	116,347
Shares		Fair Value
Consumer, Cyclical — (continued)
7,000	Ferguson PLC	$ 471,848
7,100	Finnair OYJ	53,334
20,400	Greene King PLC	125,524
17,500	Harvey Norman Holdings Ltd	39,615
5,700	Inchcape PLC	39,332
19,300	International Consolidated Airlines Group SA	148,744
17,900	ITOCHU Corp	331,973
3,400	Japan Airlines Co Ltd	120,670
9,200	JTEKT Corp	114,463
1,500	Kaufman & Broad SA(a)	61,519
42,300	Kingfisher PLC	137,301
4,800	Kohnan Shoji Co Ltd(a)	120,091
18,700	Marubeni Corp	151,633
1,800	Next PLC	119,533
18,300	Nissan Motor Co Ltd	166,489
31,400	Qantas Airways Ltd	121,887
16,900	Redrow PLC(a)	114,001
1,700	Renault SA	126,945
10,900	Sumitomo Corp	165,317
18,500	Volvo AB Class B	276,282
8,800	Yamaha Motor Co Ltd	208,118
45,000	Yue Yuen Industrial Holdings Ltd	123,559
		5,843,388
Consumer, Non-Cyclical — 10.85%
2,200	Adecco Group AG	107,734
10,000	Alkermes PLC(a)	408,300
5,000	Arcs Co Ltd(a)	120,821
60,000	Ascential PLC	288,486
16,500	Babcock International Group PLC	128,628
6,600	Britvic PLC	66,589
22,400	Coca-Cola Amatil Ltd	157,645
3,000	Cochlear Ltd	378,040
3,500	CSL Ltd	467,240
15,000	Experian PLC	344,892
23,200	GlaxoSmithKline PLC	449,273
9,000	GN Store Nord A/S	381,768
20,000	Hikma Pharmaceuticals PLC	484,972
47,000	Inghams Group Ltd	129,948
34,700	J Sainsbury PLC	137,821
9,000	Keywords Studios PLC	157,372
15,000	Koninklijke Ahold Delhaize NV	343,356
12,500	Leroy Seafood Group ASA	115,230
2,500	LivaNova PLC(a)	279,975
56,200	Metcash Ltd	109,841
7,600	METRO AG	114,329
3,200	NH Foods Ltd(a)	110,355
10,200	Origin Enterprises PLC	65,505
4,600	Prima Meat Packers Ltd(a)	86,879
2,400	Randstad NV	120,750
2,700	Roche Holding AG	657,079
4,800	Sanofi	428,928
20,000	Santen Pharmaceutical Co Ltd	296,236
5,900	Scandinavian Tobacco Group A/S(b)	89,527

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,000	TAL Education Group Sponsored ADR(a)	$ 376,740
2,300	UCB SA	193,153
166,500	WH Group Ltd(b)	116,927
52,700	Wilmar International Ltd	120,383
		7,834,722
Diversified — 0.09%
34,000	NWS Holdings Ltd	67,484
Energy — 4.27%
105,700	Beach Energy Ltd	131,660
56,300	BP PLC	406,624
59,000	John Wood Group PLC	537,590
1,700	OMV AG	94,405
11,600	Petrofac Ltd	85,271
18,500	Repsol SA	330,572
24,400	Royal Dutch Shell PLC Class B	795,601
1,500	Showa Shell Sekiyu KK	28,629
8,700	Total SA	510,473
236,000	Xinyi Solar Holdings Ltd	73,837
23,200	Z Energy Ltd	92,529
		3,087,191
Financial — 10.31%
2,900	Aareal Bank AG	107,883
10,000	ABN AMRO Group NV(b)	245,275
18,500	Aegon NV	113,453
1,200	Allianz SE	249,983
3,200	ASR Nederland NV	145,270
6,700	Australia & New Zealand Banking Group Ltd	123,325
22,000	Aviva PLC	120,200
18,300	Bank Leumi Le-Israel BM	114,113
21,200	Bank of Ireland Group PLC	149,790
3,500	BNP Paribas SA	182,398
5,800	CNP Assurances	129,267
6,400	Dai-ichi Life Holdings Inc	120,098
2,500	Deutsche Boerse AG	315,930
11,600	DNB ASA	209,570
40,000	FinecoBank Banca Fineco SpA	418,063
4,300	Fukuoka Financial Group Inc(a)	105,654
26,500	Gunma Bank Ltd	119,975
150	Helvetia Holding AG	91,879
4,000	KBC Group NV	275,663
29,000	Kerry Properties Ltd	91,301
78,400	Legal & General Group PLC	251,476
12,000	Leopalace21 Corp(a)	49,986
378,200	Lloyds Banking Group PLC	275,939
2,000	Macquarie Group Ltd	166,784
9,300	Man Group PLC	18,446
7,900	Mediobanca Banca di Credito Finanziario SpA	69,186
24,000	Mitsubishi UFJ Lease & Finance Co Ltd(a)	123,341
96,500	Mizuho Financial Group Inc	165,726
Shares		Fair Value
Financial — (continued)
37,100	Natixis SA	$ 216,585
50,500	Nomura Holdings Inc	242,499
3,900	Nordea Bank Abp	33,894
15,400	ORIX Corp	250,881
36,400	Resona Holdings Inc	191,465
1,800	Rothschild & Co	71,724
19,900	Senshu Ikeda Holdings Inc	61,153
3,200	Societe Generale SA	117,304
5,200	Sumitomo Mitsui Financial Group Inc	202,463
700	Swiss Life Holding AG	264,050
3,100	Swiss Re AG	279,722
3,800	Sydbank A/S(a)	87,770
16,300	UBS Group AG	227,827
66,500	UnipolSai Assicurazioni SpA	145,185
16,200	United Overseas Bank Ltd	286,424
700	Zurich Insurance Group AG	217,337
		7,446,257
Industrial — 5.16%
2,900	AGC Inc	94,988
28,000	BAE Systems PLC	187,677
2,200	Bekaert SA	47,514
6,800	Brother Industries Ltd	124,451
78,000	China Resources Cement Holdings Ltd	69,239
3,300	Cie de Saint-Gobain	124,315
2,700	Dfds A/S	115,561
5,000	DSV A/S	401,123
12,100	Fujikura Ltd(a)	52,197
400	Gerresheimer AG	28,190
5,700	Hitachi Ltd	174,250
5,100	Japan Aviation Electronics Industry Ltd	67,534
3,400	JM AB(a)	64,493
7,750	Kitz Corp(a)	61,754
12,300	Kloeckner & Co SE	103,436
113,000	Lee & Man Paper Manufacturing Ltd	97,020
9,800	LendLease Group	122,388
2,200	Leoni AG	80,310
10,700	Mitsubishi Electric Corp	135,456
1,400	MTU Aero Engines AG	297,263
2,800	Nippon Electric Glass Co Ltd	70,547
32,500	NTN Corp	118,873
5,700	Royal Mail PLC	26,161
1,100	Siemens AG	126,441
5,100	Signify NV(a)(b)	125,636
10,700	SKF AB Class B	171,544
2,300	Tsubakimoto Chain Co(a)	88,312
10,100	Vesuvius PLC	70,010
20,000	Weir Group PLC	404,603
74,000	Xinyi Glass Holdings Ltd	73,474
		3,724,760
Technology — 2.92%
1,700	Fujitsu Ltd	103,425

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
20,000	Infineon Technologies AG	$ 400,736
7,000	InterXion Holding NV(a)	412,090
15,000	Konica Minolta Inc	148,476
129,000	PAX Global Technology Ltd	63,597
40,000	Sage Group PLC	278,014
3,000	SAP SE	321,219
45,000	Sophos Group PLC(b)	251,896
500	Tokyo Electron Ltd	67,474
1,800	Ulvac Inc(a)	58,621
		2,105,548
Utilities — 0.98%
86,000	A2A SpA	138,576
73,700	Enel SpA(a)	361,354
29,400	Iberdrola SA	208,028
		707,958
TOTAL COMMON STOCK — 52.36% (Cost $40,066,942)		$37,822,126
PREFERRED STOCK
Consumer, Cyclical — 0.46%
10,900	Schaeffler AG	114,854
Shares		Fair Value
Consumer, Cyclical — (continued)
1,300	Volkswagen AG	$ 218,403
		333,257
Consumer, Non-Cyclical — 0.08%
1,000	Draegerwerk AG & Co KGaA	53,681
TOTAL PREFERRED STOCK — 0.54% (Cost $423,743)		$ 386,938
EXCHANGE TRADED FUNDS
8,693	iShares MSCI EAFE ETF	542,965

TOTAL EXCHANGE TRADED FUNDS — 0.75% (Cost $556,537)		$ 542,965
TOTAL INVESTMENTS — 53.65% (Cost $41,047,222)		$38,752,029
OTHER ASSETS & LIABILITIES, NET — 46.35%		$33,484,652
TOTAL NET ASSETS — 100.00%		$72,236,681

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
At October 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	339	30,721,875	December 2018	$(1,276,140)
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Summary of Investments by Country as of October 31, 2018.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$ 7,861,713	20.29%
Japan	7,640,538	19.72
Germany	3,993,973	10.31
Netherlands	2,650,663	6.84
France	2,607,953	6.73
Switzerland	2,414,117	6.23
Australia	2,195,888	5.67
Italy	1,132,364	2.92
Denmark	1,075,749	2.78
Belgium	845,839	2.18
Hong Kong	823,481	2.12
Sweden	784,027	2.02
Canada	760,241	1.96
Spain	653,442	1.69
Ireland	623,595	1.61
United States	542,965	1.40
Argentina	486,750	1.26
China	450,577	1.16
Singapore	406,807	1.05
Norway	324,801	0.84
Finland	175,499	0.45
Israel	114,113	0.29
Austria	94,405	0.24
New Zealand	92,529	0.24
Total	$38,752,029	100.00%
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2018 (Unaudited)
Great-West Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)	$38,752,029
Cash	33,085,738
Cash denominated in foreign currencies, fair value(b)	501,117
Margin deposits	2,173,205
Dividends receivable	38,447
Subscriptions receivable	1,539,977
Variation margin on futures contracts	237,295
Total Assets	76,327,808
LIABILITIES:
Payable for director fees	2,958
Payable for distribution fees	7,898
Payable for investments purchased	3,854,913
Payable for other accrued fees	141,941
Payable for shareholder services fees	11,402
Redemptions payable	72,015
Total Liabilities	4,091,127
NET ASSETS	$72,236,681
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$769,259
Paid-in capital in excess of par	74,994,915
Total distributable loss	(3,527,493)
NET ASSETS	$72,236,681
NET ASSETS BY CLASS
Class L	$61,915,134
Institutional Class	$10,321,547
CAPITAL STOCK:
Authorized
Class L(c)	5,000,000
Institutional Class	50,000,000
Issued and Outstanding
Class L	6,578,051
Institutional Class	1,114,538
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$9.41
Institutional Class	$9.26
(a) Cost of investments	$41,047,222
(b) Cost of cash denominated in foreign currencies	$495,503
(c) The number of authorized shares increased to 86,000,000 for Class L on December 7, 2018
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 31, 2018 (Unaudited)
Great-West Core Strategies: International Equity Fund(a)
INVESTMENT INCOME:
Dividends	$73,735
Foreign withholding tax	(5,765)
Total Income	67,970
EXPENSES:
Management fees	37,436
Shareholder services fees – Class L	11,323
Audit and tax fees	22,847
Custodian fees	102,395
Director's fees	6,370
Distribution fees – Class L	8,134
Legal fees	868
Pricing fees	1,854
Registration fees	34,018
Shareholder report fees	8,384
Transfer agent fees	2,603
Other fees	1,100
Total Expenses	237,332
Less amount waived by investment adviser	172,207
Less amount waived by distributor - Class L	1
Net Expenses	65,124
NET INVESTMENT INCOME	2,846
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	39,326
Net realized loss on futures contracts	(3,946)
Net Realized Gain	35,380
Net change in unrealized depreciation on investments and foreign currency translations	(2,289,579)
Net change in unrealized depreciation on futures contracts	(1,276,140)
Net Change in Unrealized Depreciation	(3,565,719)
Net Realized and Unrealized Loss	(3,530,339)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,527,493)
(a)Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2018
Great-West Core Strategies: International Equity Fund	2018 (a) (Unaudited)
OPERATIONS:
Net investment income	$2,846
Net realized gain	35,380
Net change in unrealized depreciation	(3,565,719)
Net Decrease in Net Assets Resulting from Operations	(3,527,493)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	65,589,984
Institutional Class	11,140,360
Shares redeemed
Class L	(966,170)
Net Increase in Net Assets Resulting from Capital Share Transactions	75,764,174
Total Increase in Net Assets	72,236,681
NET ASSETS:
Beginning of Period	0
End of Period	$72,236,681
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	6,678,354
Institutional Class	1,114,538
Shares redeemed
Class L	(100,303)
Net Increase	7,692,589
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the period indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/31/2018(Unaudited) (c)	$10.00	(0.00) (d)	(0.59)	(0.59)	-	-	-	$9.41	(5.90%) (e)
Institutional Class
10/31/2018(Unaudited) (f)	$10.00	0.01	(0.75)	(0.74)	-	-	-	$9.26	(7.40%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class L
10/31/2018 (Unaudited)(c)	$61,915	2.72% (h)	1.25% (h)	(0.28%) (h)	3% (e)
Institutional Class
10/31/2018 (Unaudited)(f)	$10,322	3.90% (h)	0.65% (h)	0.31% (h)	3% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Class L inception date was September 10, 2018.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Core Strategies: International Equity Fund (the Fund) are included herein.The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - October 31, 2018

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 3,369,859	$ 34,452,267	$ —	$ 37,822,126
Preferred Stock	—	386,938	—	386,938
Exchange Traded Funds	542,965	—	—	542,965
Total Assets	$ 3,912,824	$ 34,839,205	$ 0	$ 38,752,029
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (1,276,140)	$ —	$ —	$ (1,276,140)
Total Liabilities	$ (1,276,140)	$ 0	$ 0	$ (1,276,140)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - October 31, 2018

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2018 were as follows:
Federal tax cost of investments	$41,049,377
Gross unrealized appreciation on investments	454,976
Gross unrealized depreciation on investments	(4,028,464)
Net unrealized depreciation on investments	$(3,573,488)
Application of Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, "Receivables-Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities" (ASU No. 2017-08). ASU No. 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening the amortization period for the premium to the earliest call date. The accounting changes in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Fund is evaluating the impact, if any, of the ASU No. 2017-08 on the financial statements and related disclosures.

Semi-Annual Report - October 31, 2018

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The following disclosure requirements were removed from Topic 820: the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy of timing and transfers between levels, and the valuation processes for Level 3 fair value measurements. The following disclosure requirements were modified in Topic 820: for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly and clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date. The following disclosure requirements were added to Topic 820: the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. The Fund early adopted the removals and modifications to ASU No.2018-13 for its fiscal year beginning June 25, 2018. At this time, the Fund is evaluating the impact, if any, of ASU No. 2018-13 additions to the financial statements and related disclosures.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 83 futures contracts for the reporting period.

Semi-Annual Report - October 31, 2018

Valuation of derivative investments as of October 31, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Total distributable loss	$(1,276,140) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(3,946)	Net change in unrealized depreciation on futures contracts	$(1,276,140)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At October 31, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of October 31, 2018	Recoupment of Past Reimbursed Fees by the Adviser
$172,207	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A, Franklin Templeton Institutional, LLC, and LSV Asset Management. The Adviser is responsible for compensating the Sub-Advisers for their services.

Semi-Annual Report - October 31, 2018

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $765,000 for the period January 1 through October 31, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $41,784,319 and $512,757, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were available to be issued. Pursuant to the Articles of Incorporation, the Board of Directors of Great-West Funds, Inc. increased the number of authorized shares of Class L to 86,000,000 effective December 7, 2018.

Semi-Annual Report - October 31, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved (i) an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration Bond (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Company, GWCM and each of the following sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	Franklin Templeton Institutional, LLC (“Franklin Templeton”)
ILIM
LSV Asset Management (“LSV”)
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds. In addition, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the

United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of the Sub-Advisers to the Board.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to general supervision and oversight by GWCM and the Board, are responsible for the day-to-day management of the investment and re-investments of the assets of the Fund or its portion thereof, which includes making decisions to buy, sell or hold any particular security.
In approving the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”), the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board considered the existing relationship GWCM has with the Company and the services GWCM provides for other funds of the Company. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board also noted that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel who would serve the Funds and the portfolio managers responsible for the day-to-day management of the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to GWCM for Flexible Bond and Short Duration and each Sub-Adviser, the Board reviewed historical performance results of similar other funds of the Company managed by the Adviser or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of GWCM and each Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2019.

With respect to each Fund other than Short Duration which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the average fees payable by and the total average expense ratios of a peer group of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the average contractual management fees of the peer group of funds and the average net management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the average peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the total expense ratio of its Morningstar peer group average.
Based on the information provided, the Board noted that each Fund’s Contractual Management Fee was lower than the average contractual management fees of its Broadridge peer group of funds and that, with the exception of Flexible Bond and Short Duration, each Fund’s Contractual Management Fee was lower than the average net management fees of its Broadridge peer group of funds. The Board further noted that each Fund’s total annual operating expense ratio was lower than the average total annual operating expense ratios of its Broadridge peer group of funds and the average total annual operating expense ratio of its Morningstar peer group.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s overall profitability from its relationship with the Company’s other funds compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they would manage, certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits estimated to be realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether the proposed fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers are expected to receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services would be provided to the Fund by affiliates of GWCM, ILIM and Putnam. The Board took into account the fact that the Funds would be offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are reasonable and that approval of the Agreement(s) is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 18, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 18, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 18, 2018